INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS
Indefinite-Lived Intangible Assets
The following table summarizes information related to indefinite-lived intangible assets (in millions):

December 31,	2015	2014
Trademarks[1]	$5,989	$6,533
Bottlers' franchise rights[2,3]	6,000	6,689
Goodwill	11,289	12,100
Other	164	170
Indefinite-lived intangible assets	$23,442	$25,492
[1] The decrease in 2015 was primarily due to the sale of our energy brands to Monster, an impairment charge recorded related to the discontinuation of the energy products in the glacéau portfolio as a result of the Monster Transaction and the impairment of a Venezuelan trademark primarily due to changes in exchange rates as a result of the establishment of the new open market exchange system. Refer to Note 2 for additional information on the Monster Transaction and Note 1 for additional information on the Venezuela currency change.

[2]
The decrease in 2015 was primarily related to North America refranchising and the transfer of intangible assets to assets held for sale as a result of our entering into an agreement to merge our German bottling operations to form CCEP. These decreases were partially offset by the acquisition of the Company's rights to distribute Monster products in expanded territories as a result of the Monster Transaction. The carrying value of these rights as of December 31, 2015 was $640 million. These distribution rights are governed by an agreement with an initial term of 20 years, after which it will continue to remain in effect unless otherwise terminated by either party and there are no future costs of renewal. The Company anticipates that these assets will be used indefinitely. Refer to Note 2 for additional information.

[3] The Company has agreements with Dr Pepper Snapple Group, Inc. ("DPSG") to distribute Dr Pepper trademark brands in the United States, Canada Dry in the Northeastern United States, and Canada Dry and C' Plus in Canada. As of December 31, 2015, the agreements have remaining terms of 15 years, with automatic 20-year renewal periods unless otherwise terminated under the terms of the agreements and there are no significant costs to renew the agreements. The Company anticipates that these assets will be used indefinitely. The carrying values of these rights as of December 31, 2015 and 2014, were $652 million and $784 million, respectively. The decrease is related to North America refranchising. Refer to Note 2 for additional information.
The following table provides information related to the carrying value of our goodwill by operating segment (in millions):

	Europe, Middle East & Africa	Latin America	North America	Asia Pacific	Bottling Investments	Total
2014
Balance as of January 1	$858	$156	$8,568	$117	$2,613	$12,312
Effect of foreign currency translation	(62)	(9)	—	(2)	(26)	(99)
Acquisitions[1]	—	—	—	16	14	30
Adjustments related to the finalization of purchase accounting[1]	(47)	—	—	—	(14)	(61)
Divestitures, deconsolidations and other[1]	(3)	—	—	—	(79)	(82)
Balance as of December 31	$746	$147	$8,568	$131	$2,508	$12,100
2015
Balance as of January 1	$746	$147	$8,568	$131	$2,508	$12,100
Effect of foreign currency translation	(105)	(24)	—	2	(37)	(164)
Acquisitions[1]	—	—	26	—	1	27
Adjustments related to the finalization of purchase accounting[1]	—	—	—	—	4	4
Impairment	—	—	—	—	(4)	(4)
Divestitures, deconsolidations and other[1,2]	(3)	—	(283)	—	(388)	(674)
Balance as of December 31	$638	$123	$8,311	$133	$2,084	$11,289

[1]	Refer to Note 2 for information related to the Company's acquisitions and divestitures.

[2]
The decrease in 2015 for the North America operating segment was primarily due to the derecognition of goodwill as a result of the sale of our energy business to Monster. The 2015 decrease in the Bottling Investments segment was primarily due to the transfer of our German bottling operations to assets held for sale as a result of the Company entering into an agreement to merge the operations to form CCEP and North America refranchising. Refer to Note 2 for additional information on these transactions.

Definite-Lived Intangible Assets
The following table summarizes information related to definite-lived intangible assets (in millions):

	December 31, 2015			December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships[1]	$493	$(199)	$294	$597	$(229)	$368
Bottlers' franchise rights[1]	604	(412)	192	664	(375)	289
Trademarks	211	(44)	167	222	(39)	183
Other	97	(60)	37	96	(56)	40
Total	$1,405	$(715)	$690	$1,579	$(699)	$880

[1]
The decrease in 2015 was primarily due to the derecognition of intangible assets as a result of the North America refranchising and the transfer of our German bottling operations to assets held for sale as a result of the Company entering into an agreement to merge the operations to form CCEP. Refer to Note 2 for additional information.

Total amortization expense for intangible assets subject to amortization was $156 million, $168 million and $165 million in 2015, 2014 and 2013, respectively.
Based on the carrying value of definite-lived intangible assets as of December 31, 2015, we estimate our amortization expense for the next five years will be as follows (in millions):

Amortization Expense
2016	$149
2017	113
2018	60
2019	57
2020	52